091-17083n

14010296

For Internal Use Only
Sec File No. 9-

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SEC
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MAR 28 2014
Washington DC
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Van Eck Associates Corporation

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

QEM: MSCI Emerging Markets Quality Index
QDEM: MSCI Emerging Markets Quality Dividend Yield Index
QXUS: MSCI ACWI Ex USA Quality Index
QDXU: MSCI ACWI Ex USA High Dividend Yield Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 4 indeces referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
QEM; QDEM; QXUS; QDXU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

QEM: Various World Markets
QDEM: Various World Markets
QXUS: Various World Markets
QDXU: Various World Markets

(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric Swanson**
Title:	**Executive Vice President & General Counsel**
Telephone Number:	**212-378-8523 (NY) 201-418-3410 (NJ)**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**March 25, 2014**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 28 2014